NOTES PAYABLE (Details) (USD $)	1 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Oct. 25, 2012	Jul. 01, 2012
NOTES PAYABLE [Abstract]
Proceeds from notes payable	$ 4,000	$ 5,816
Interest rate on outstanding term loan			5.00%	5.00%